Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 435,583
2021	424,103
2022	376,902
2023	376,902
2024	276,079
Thereafter	214,477
Future Minimum Lease Payments	$ 2,104,046